GENERAL (Policies)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting

The unaudited interim consolidated financial statements included for A. Schulman, Inc. (the “Company”) reflect all adjustments, which are, in the opinion of management, necessary for a fair presentation of the results of the interim periods presented. All such adjustments are of a normal recurring nature. The fiscal year-end consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. The unaudited consolidated financial information should be read in conjunction with the consolidated financial statements and notes thereto incorporated in the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its domestic and foreign subsidiaries in which a controlling interest is maintained. All significant intercompany transactions have been eliminated.

Noncontrolling interests represent a 37% equity position of Alta Plastica S.A. in an Argentinean venture with the Company and a 35% equity position of P.T. Prima Polycon Indah in an Indonesian joint venture with the Company.

Foreign Currency Translation

The financial position and results of operations of the Company’s foreign subsidiaries are generally recorded using local currency as the functional currency. Assets and liabilities of these subsidiaries are translated at the exchange rate in effect at each reporting period end. Income statement accounts are translated each month at the average rate of exchange during the month. Other comprehensive income and accumulated other comprehensive income (loss) in stockholders’ equity include translation adjustments arising from the use of different exchange rates from period to period.

Reclassification

Certain items previously reported in specific financial statement captions have been reclassified to conform to the 2014 presentation. All previously reported segment disclosures have also been reclassified to reflect the Company’s new reportable segments as discussed in Note 13 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

Use of Estimates

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying disclosures. Actual results could differ from those estimates. Such estimates include the value of purchase consideration, valuation of accounts receivables, inventories, goodwill, other intangible assets, other long-lived assets, contingencies, and assumptions used in the calculation of income taxes, pension and other postretirement benefits, stock-based compensation, and restructuring, among others. These estimates and assumptions are based on management’s judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors. Management monitors any factors which may have an impact and adjusts such estimates and assumptions when required. Changes in those estimates are reflected in the consolidated financial statements in the period of change.

Revenue Recognition

Revenue Recognition

The Company’s accounting policy regarding revenue recognition is to recognize revenue when there is persuasive evidence of a sales agreement, the delivery of goods has occurred where both title and the risks and rewards of ownership are transferred, the sales price is fixed or determinable and collection of related billings is reasonably assured. A provision for payment discounts is recorded as a reduction of sales in the same period that the revenue is recognized.

The Company provides tolling services for a fee to process materials provided and owned by customers. While providing these services, the Company may provide certain amounts of its materials, such as additives. These materials are charged to the customer as an addition to the tolling fees. The Company records revenues from tolling services and related materials when such services are performed.

Cost of Sales

Cost of Sales

Cost of sales is primarily comprised of direct materials and supplies consumed in the manufacturing, distribution and tolling of product, as well as related labor, depreciation and overhead expense necessary to acquire and convert the purchased materials and supplies into finished products. Cost of sales also includes freight, packaging and warehousing.

Stock-based Compensation

Share-based Compensation

The Company accounts for share-based compensation expense based on the fair value of the awards granted in accordance with applicable accounting guidance. The fair value of awards with service and performance conditions is based on quoted market prices of the Company’s stock on the respective grant date. The fair value of awards that include market conditions for vesting is estimated using the Monte Carlo valuation model.

The Monte Carlo valuation model requires assumptions based on management’s judgment regarding the volatility of the Company’s stock, the correlation between the Company’s stock price and that of its peer companies and the expected rates of interest. The Company uses historical data, corresponding to the vesting period, to determine all of the assumptions used in the Monte Carlo valuation model. The expected volatility assumption is based on historical volatility. The Company used the daily stock prices in fiscal 2014 and 2013 and weekly stock prices in fiscal 2012 to determine historical volatility. The correlation between the Company’s stock price and each of the peer companies is determined based on historical daily stock prices of the Company and each of the peer companies. The risk-free interest rate is based on zero coupon treasury bond rates corresponding to the expected life of the awards.

Awards that are expected to settle through the issuance of the Company’s common stock are accounted for as equity-classified awards and related compensation expense is recognized based on grant date fair value over the related service period. Awards that may be settled in cash, at the election of the recipient, are accounted for as liability-classified awards. The fair value of such awards is remeasured at the end of each reporting period and expense is recognized over the requisite service period. The Company uses an estimate of expected forfeitures in the recognition of all share-based compensation expense that is based on historical experience. See Note 10 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on share-based compensation.

Restructuring

Restructuring

The Company records restructuring costs related to the actions implemented to reduce excess and high-cost manufacturing capacity, and to reduce associate headcount. Employee-related costs include severance, supplemental unemployment compensation and benefits, medical benefits, pension curtailments and settlements, and other termination benefits. For ongoing benefit arrangements, a liability is recognized when it is probable that employees will be entitled to benefits and the amount can be reasonably estimated. These conditions are generally met when the restructuring plan is approved by management. For one-time benefit arrangements, a liability is incurred and accrued at the date the plan is communicated to employees, unless they will be retained beyond a minimum retention period. In this case, the liability is estimated at the date the plan is communicated to employees and is accrued ratably over the future service period. Other costs generally include non-cancelable lease costs, contract terminations, and relocation costs. A liability for these costs is recognized in the period in which the liability is incurred. Restructuring charges related to accelerated depreciation and asset impairments are recorded separately within the consolidated statements of operations. See Note 15 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on restructuring charges.

Asset Impairment

Asset Impairment

Long-lived assets, except goodwill, are reviewed for impairment when circumstances indicate the carrying value of an asset group may not be recoverable. Recoverability of asset groups to be held and used is measured by a comparison of the carrying amount of the asset group to future undiscounted net cash flows estimated by the Company to be generated by such asset groups. If such asset groups are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the asset group exceeds the fair value. Assets held for sale are recorded at the lower of carrying value or fair value less costs to sell. See Note 16 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on asset impairments.

Income Taxes

Income Taxes

The Company recognizes income taxes during the period in which transactions enter into the determination of financial statement income. Accordingly, deferred taxes are provided for temporary differences between the book and tax bases of assets and liabilities. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. No taxes are provided on certain foreign earnings which are permanently reinvested. Accruals for uncertain tax positions are provided for in accordance with accounting rules related to uncertainty in income taxes. The Company records interest and penalties related to uncertain tax positions as a component of income tax expense. See Note 7 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on income taxes.

Cash Equivalents and Short-Term Investments

Cash Equivalents and Short-Term Investments

All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents. The Company’s cash equivalents are diversified with numerous financial institutions which management believes to have acceptable credit ratings. These cash equivalents are primarily money-market funds and short-term time deposits. The money-market funds are rated primarily A or higher by third parties. Management monitors the placement of its cash given the current credit market. The recorded amount of these cash equivalents approximates fair value. Investments with maturities between three and twelve months are considered to be short-term investments. As of August 31, 2014 and 2013, the Company did not hold any short-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Management records an allowance for doubtful accounts receivable based on the current and projected credit quality of the Company’s customers, customer payment history and other factors that affect collectability. Changes in these factors or changes in economic circumstances could result in changes to the allowance for doubtful accounts. The Company reviews its allowance for doubtful accounts on a periodic basis. Trade accounts receivables are charged off against the allowance for doubtful accounts when the Company determines it is probable the account receivable will not be collected. Trade accounts receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables, and approximate fair value. The Company does not have any off-balance sheet exposure related to its customers. See Note 3 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on the allowance for doubtful accounts.

Inventories

Inventories

Inventories are recorded at lower of average cost or market. The Company generally does not distinguish between raw materials and finished goods because numerous products that can be sold as finished goods are also used as raw materials in the production of other inventory items. Management establishes an estimated excess and obsolete inventory reserve based on historical experience and amounts expected to be realized for slow-moving and obsolete inventory.

Property, Plant and Equipment and Depreciation

Property, Plant and Equipment and Depreciation

Property, plant and equipment is recorded at cost. The cost of renewals and betterments is capitalized in the property accounts. Capital expenditures exclude related accruals of $4.4 million, $1.9 million and $3.4 million in fiscal 2014, 2013 and 2012, respectively.

It is the Company’s policy to depreciate the cost of property, plant and equipment over the estimated useful lives of the assets, and for leasehold improvements over the shorter of the applicable lease term or the estimated useful life of the asset, using the straight-line method. The estimated useful lives used in the computation of depreciation are as follows:

Buildings and leasehold improvements	7 to 40 years
Machinery and equipment	5 to 10 years
Furniture and fixtures	5 to 10 years

Estimated useful lives are reviewed when certain events occur or operating conditions change and when appropriate, changes are made prospectively.

The cost of assets sold or otherwise disposed of is eliminated from the related accounts. Gains or losses are recognized when sales or disposals occur. Maintenance and repair costs are expensed as incurred.

Purchase Accounting, Goodwill and Intangible Assets

Purchase Accounting, Goodwill and Other Intangible Assets

Business combinations are accounted for using the purchase method of accounting. This method requires the Company to record assets and liabilities of the business acquired at their estimated fair market values as of the acquisition date. Any excess of the cost of the acquisition over the fair value of the net assets acquired is recorded as goodwill. The Company generally uses valuation specialists to perform appraisals and assist in the determination of the fair values of the assets acquired and liabilities assumed. These valuations require management to make estimates and assumptions that are critical in determining the fair values of the assets and liabilities.

Goodwill is tested for impairment annually as of June 1 for all reporting units. If circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value, the Company would test goodwill for impairment during interim periods between annual tests. The fair value used in the analysis is established using a combination of the income and market approaches. These valuation methodologies use estimates and assumptions including, but not limited to, the determination of appropriate market comparables, projected future cash flows (including timing and profitability), discount rate reflecting the risk inherent in future cash flows, perpetual growth rate, and projected future economic and market conditions.

Other intangible assets with finite useful lives, which consist primarily of registered trademarks and tradenames, customer related intangibles, and developed technology, are amortized over their estimated useful lives on either a straight-line or double-declining basis, reflective of the pattern of economic benefits consumed. The estimated useful lives for each major category of intangible assets with finite useful lives are:

Registered trademarks and tradenames	3 to 25 years
Customer related intangibles	9 to 20 years
Developed technology	10 to 15 years

See Note 4 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on goodwill and other intangible assets.

Retirement Plans

Retirement Plans

The Company has several defined benefit and defined contribution pension plans, covering certain employees in the U.S. and in foreign countries. The pension and postretirement benefit accounting reflects the recognition of future benefit costs over the employee’s approximate period of employment based on the terms of the plans and the investment and funding decisions made by the Company. Generally, the defined benefit pension plans accrue the current and prior service costs annually and funding is not required for all plans. See Note 8 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on retirement plans.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

The Company accounts for its derivative instruments in accordance with the applicable accounting guidance which requires all derivatives, whether designated in hedging relationships or not, to be recorded on the consolidated balance sheet at fair value. The Company’s foreign exchange forward contracts are adjusted to their fair market value through the consolidated statement of operations. Gains or losses on foreign exchange forward contracts that hedge specific transactions are recognized in the consolidated statement of operations offsetting the underlying foreign currency gains or losses. Currently, the Company does not designate any of these contracts as hedges. See Note 6 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on derivative instruments and hedging activities.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

The Company records its financial assets and liabilities at fair value in accordance with the framework for measuring fair value under accounting principles generally accepted in the United States. This framework establishes a fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly; and

•	Level 3: Unobservable inputs which reflect an entity’s own assumptions.

See Note 6 and Note 16 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on fair value measurements.

New Accounting Pronouncements

New Accounting Pronouncements

In May 2014, the FASB issued new accounting guidance that creates a single revenue recognition model, while clarifying the principles for recognizing revenue. The standard is effective for fiscal years beginning after December 15, 2016, including interim periods, and the Company will adopt the new guidance on September 1, 2017. Early adoption is not permitted. The Company will evaluate the effects, if any, that the adoption of this guidance will have on its consolidated financial statements.

In April 2014, the FASB issued new accounting guidance related to reporting discontinued operations that changes the criteria for determining which disposals can be presented as discontinued operations and modifies the related disclosure requirements. The standard is effective for fiscal years beginning on or after December 15, 2014 on a prospective basis, including interim periods, with early adoption permitted. The Company will evaluate the effects, if any, that the adoption of this guidance will have on its consolidated financial statements.

In February 2013, the FASB issued new accounting guidance related to the reporting of the amounts reclassified out of accumulated other comprehensive income in the consolidated financial statements. The new accounting guidance requires all companies to report the effect of items reclassified out of accumulated other comprehensive income on the respective line items of net income either on the face of the financial statements where net income is presented or in a tabular format in the notes to the financial statements. This standard was effective on a prospective basis for fiscal years beginning after December 15, 2012, including interim periods. The Company adopted this standard for the first quarter of fiscal 2014.

No other new accounting pronouncements issued or with effective dates during fiscal 2014 had or are expected to have a material impact on the Company’s consolidated financial statements.